ASSETS CHARGED AS SECURITY FOR LIABILITIES AND COLLATERAL ACCEPTED AS SECURITY FOR ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Assets Pledged As Security [Abstract]
Financial Assets Charged as Security Under On-Balance Sheet and Off-Balance	The financial assets below are analysed between those assets accounted for on-balance sheet and off-balance sheet.

	Group
	2024	2023
	£m	£m
On-balance sheet:
Cash and balances at central banks	1,580	1,480
Loans and advances to banks	139	191
Loans and advances to customers - securitisations and covered bonds (See Note 14)	32,721	27,088
Loans and advances to customers - other	14,846	20,699
Other financial assets at amortised cost	1,529	14
Financial assets at fair value through other comprehensive income	4,504	5,183
Total on-balance sheet	55,319	54,655
Total off-balance sheet	9,564	10,185

Schedule of Collateral Held as Security For Assets	The collateral held as security for assets, analysed between those liabilities accounted for on balance sheet and off-balance sheet, was:

	Group
	2024	2023
	£m	£m
On-balance sheet:
Deposits by banks	682	860
Total on-balance sheet	682	860
Total off-balance sheet	14,392	14,992